UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-2488

Dreyfus Premier Equity Funds, Inc. - Dreyfus Premier Growth and Income Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	12/31/04

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Premier Growth and Income Fund
Statement of Investments
December 31, 2004 (Unaudited)

Common Stock-98.5%	Shares		Value($)

Consumer Discretionary-9.8%
Carnival	7,400		426,462
Comcast, Cl. A	8,802	a	292,931
Disney (Walt)	14,000		389,200
Federated Department Stores	4,500		260,055
Hilton Hotels	24,900		566,226
International Game Technology	4,700		161,586
Lamar Advertising	5,800	a	248,124
PetSmart	5,300		188,309
Staples	12,400		418,004
Target	5,000		259,650
Time Warner	19,350	a	376,164
Univision Communications, Cl. A	6,200	a	181,474
Viacom, Cl. B	10,870		395,559
			4,163,744

Consumer Staples-7.5%
Altria Group	12,700		775,970
General Mills	2,700		134,217
PepsiCo	15,800		824,760
Procter & Gamble	10,100		556,308
Wal-Mart Stores	16,700		882,094
			3,173,349

Energy-8.3%
Anadarko Petroleum	6,100		395,341
BP, ADR	3,700		216,080
ChevronTexaco	16,200		850,662
ConocoPhillips	2,700		234,441
Exxon Mobil	35,800		1,835,108
			3,531,632

Financial-19.8%
American Express	4,300		242,391
American International Group	12,150		797,890
Axis Capital Holdings	4,900		134,064
Bank of America	28,200		1,325,118
Bank of New York	7,000		233,940
Capital One Financial	3,500		294,735
Citigroup	25,266		1,217,316
Countrywide Financial	17,698		655,003
Federal National Mortgage Association	7,800		555,438
Fidelity National Financial	5,500		251,185
Fifth Third Bancorp	3,900		184,392
Goldman Sachs Group	4,100		426,564
J.P. Morgan Chase & Co.	14,920		582,029
Merrill Lynch	5,700		340,689

Morgan Stanley	6,200		344,224
Wachovia	6,600		347,160
Willis Group Holdings	10,700		440,519
			8,372,657

Health Care-14.3%
Bard (C.R.)	2,000		127,960
Bristol-Myers Squibb	14,700		376,614
Fisher Scientific International	7,100	a	442,898
Genzyme	5,900	a	342,613
Gilead Sciences	6,200	a	216,938
Hospira	7,800	a	261,300
Johnson & Johnson	12,300		780,066
Lilly (Eli) & Co.	4,400		249,700
Medtronic	4,500		223,515
Novartis, ADR	16,700		844,018
PacifiCare Health Systems	5,300	a	299,556
Pfizer	6,200		166,718
Schering-Plough	41,800		872,784
St. Jude Medical	10,300	a	431,879
Thermo Electron	13,400	a	404,546
			6,041,105

Industrials-12.0%
AMR	11,600	a,b	127,020
Caterpillar	4,900		477,799
Danaher	4,800		275,568
Eaton	9,000		651,240
Emerson Electric	8,900		623,890
General Electric	45,600		1,664,400
3M	4,000		328,280
Tyco International	8,200		293,068
United Parcel Service, Cl. B	4,900		418,754
United Technologies	2,300		237,705
			5,097,724

Information Technology-18.4%
Accenture	9,300	a	251,100
Altera	11,300	a	233,910
Amdocs	9,000	a	236,250
Cisco Systems	25,400	a	490,220
Computer Sciences	4,900	a	276,213
Dell	17,300	a	729,022
First Data	4,800		204,192
Intel	24,100		563,699
International Business Machines	11,100		1,094,238
Microsoft	48,700		1,300,777
Motorola	32,600		560,720
National Semiconductor	12,000		215,400
Oracle	38,100	a	522,732
QUALCOMM	6,300		267,120
SunGard Data Systems	8,800	a	249,304

Texas Instruments	6,900		169,878
VeriSign	12,600	a	422,352
			7,787,127

Materials-2.7%
Air Products & Chemicals	5,800		336,226
du Pont (EI) de Nemours	13,700		671,985
Sigma-Aldrich	2,000		120,920
			1,129,131

Telecommunication Services-2.7%
SBC Communications	23,600		608,172
Verizon Communications	13,000		526,630
			1,134,802

Utilities-3.0%
Consolidated Edison	4,800		210,000
Dominion Resources	3,300		223,542
Exelon	5,400		237,978
FPL Group	2,800		209,300
KeySpan	3,600		142,020
Southern	7,100		237,992
			1,260,832

Total Common Stocks
(cost $34,442,518)			41,692,103

Other Investments-.8%	Shares		Value($)

Registered Investment Companies:
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $324,000)	324,000	c	324,000

Investment Of Cash Collateral
for Securities Loaned-.3%	Shares		Value($)

Registered Investment Company:
Dreyfus Institutional Cash Advantage Plus Money Market Fund
(cost $139,200)	139,200	c	139,200

Total Investments(cost $34,905,718)	99.6%		42,155,303

Cash and Receivables (Net)	.4%		168,503

Net Assets	100.0%		42,323,806

a Non-income producing.
b All or a portion of these securities are on loan. At December 31, 2004, the total market value of the fund's securities on loan is
$127,020 and the total market value of the collateral held by fund is $139,200.
c Investments in affiliated money market mutual funds.
d Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Equity Funds, Inc. - Dreyfus Premier Growth and Income Fund

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	February 18, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	February 18, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)